Schedule II - Valuation and Qualifying Accounts and Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reserve for doubtful accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, Beginning of Year	$ 85.7	$ 65.7	$ 41.9
Charged to Costs and Expenses	71.4	22.1	22.1
Charged to Other Comprehensive Income	0.0	0.0	0.0
Write-offs	(74.2)	(2.1)	1.7
Balance, End of Year	82.9	85.7	65.7
Deferred tax valuation allowance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, Beginning of Year	272.0	286.4	262.0
Charged to Costs and Expenses	(8.8)	(17.0)	27.8
Charged to Other Comprehensive Income	(1.8)	2.6	(3.4)
Write-offs	0.0	0.0	0.0
Balance, End of Year	$ 261.4	$ 272.0	$ 286.4